Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: allowance for credit losses	$ (10,423)	$ (10,423)	$ (10,423)	$ (13,281)
Total accounts receivable, net	22,291,877	11,458,689
Accounts Receivable Related to Sales of Marine Fuels [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable related to sales of marine fuels	$ 22,302,300	$ 11,469,112